Offerings - Offering: 1	Oct. 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	400,000,000
Proposed Maximum Offering Price per Unit	0.99976
Maximum Aggregate Offering Price	$ 399,904,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 34,791.65
Offering Note	None